Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SHORT TERM INCOME FUND
Prospectus Date	rr_ProspectusDate	Dec. 28, 2022
Document Creation Date	dei_DocumentCreationDate	Dec. 22, 2022